Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases, Operating [Abstract]
Summary of Components of Lease Expense

The components of lease expense for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease cost	18,537	10,904	6,509
Lease cost for leases with terms less than one year	1,356	178	67
Total lease cost	19,893	11,082	6,576

Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2025:

As of December 31,
2025
RMB
2026	5,870
2027	5,355
2028	4,497
2029	541
2030 and thereafter	—
Total future lease payments	16,263
Less: imputed interest	(1,587)
Balance as of December 31, 2025	14,676

Schedule of Lease Terms and Discount Rates

The following table provides a summary of the Group's lease terms and discount rates for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023	2024	2025
Weighted average remaining lease term (years)	3.19	1.84	2.93
Weighted average discount rate (percentage)	9.43	7.51	7.56

Summary of Supplemental Information Related to Group's Operating Leases

Supplemental information related to the Group's operating leases for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for operating leases	17,438	8,913	6,126
Right-of-use assets increased due to lease modification	982	832	9,013